Income from equity instruments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Instruments Classified As [Abstract]
Financial assets held for trading	R$ 0	R$ 18,458	R$ 21,489
Financial Assets Measured At Fair Value Through Profit Or Loss	27,047	0	0
Financial assets - available-for-sale	0	64,662	237,056
Financial Assets Measured At Fair Value Through Other Comprehensive Income	5,576	0	0
Total	R$ 32,623	R$ 83,120	R$ 258,545